CONVERTIBLE NOTES (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended		1 Months Ended					1 Months Ended
	Feb. 28, 2013	Feb. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Feb. 29, 2012	Feb. 29, 2012 February 2011 Promissory Notes [Member]	Feb. 28, 2011 February 2011 Promissory Notes [Member]	Feb. 28, 2013 February 2011 Promissory Notes [Member] Subsequent Event [Member]	Feb. 29, 2012 February 2012 Promissory Notes [Member]	Feb. 28, 2011 February 2012 Promissory Notes [Member]	Feb. 28, 2013 February 2012 Promissory Notes [Member] Subsequent Event [Member]	Feb. 28, 2011 Warrant Coverage Calculation, $0.10 Exercise Price [Member]	Feb. 28, 2011 Warrant Coverage Calculation, $0.125 Exercise Price [Member]	Feb. 28, 2011 Warrant Coverage Calculation, $0.15 Exercise Price [Member]	Feb. 29, 2012 Warrant Coverage Calculation, $0.175 Exercise Price [Member]
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount													$ 700,000	$ 1,250,000
Promissory note, maturity period										12 months	12 months
Promissory note, interest rate	8.00%									8.00%	8.00%
Number of securities called by warrants					890,000		890,000
Promissory note, convertible, conversion price per share													$ 0.15	$ 0.10
Aggregate debt or equity financing amount		750,000							750,000
Pre-money, fully-diluted company value, threshold		35,000,000
Percentage of principal amount used to calculate shares of common stock for warrant coverage																50.00%	25.00%	25.00%	25.00%
Exercise price of warrant																$ 0.10	$ 0.125	$ 0.15	$ 0.175
Proceeds from issuance of promissory note				700,000	700,000	1,250,000	11,888,881	11,888,881
Fair value of convertible notes					612,300	0	612,300
Fair value of warrants					38,788	466,432	38,788
Debt instrument, beneficial conversion feature					48,912	783,568
Convertible notes payable					926,225		926,225
Debt discount to be amortized					178,775	425,427	178,775
Convertible notes amount converted			1,226,042	395,154		1,515,130	11,949,449	13,175,491
Interest rate	8.00%									8.00%	8.00%
Common shares issued in exchange for convertible notes	9,739,912				7,989,103	1,515,130						14,699,000			5,041,000
Interest expense					$ 235,762	$ 516,258